Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net

4 Property and equipment, net

	December 31, 2023	December 31, 2024	December 31, 2024
	S$’000	S$’000	US$’000

Computer	81	75	55
Office	1	3	2
Renovation	-	22	16
Operating lease right-of-use assets	96	153	112

Total	178	253	185
Less: accumulated depreciation	(117)	(98)	(72)

Net book value	61	155	113

Depreciation expense for the year ended December 31, 2024 and 2023 was S$75,000 (US$55,000) and S$62,000 respectively.

The Company’s operating lease right-of-use assets is related to the office lease agreements with lease terms for two years. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive convents. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term with one year or less.

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS